Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Schedule of Supplemental Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$-	$371
Merchandise inventories	554	286	-	840
Intercompany receivables	-	466	(466)	-
Other	103	20	-	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	-	312
Goodwill, net	95	-	-	95
Investment in subsidiaries	410	-	(410)	-
Other assets	78	3	-	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$9	$292	$-	$301
Accrued liabilities and other	257	132	-	389
Current portion of long-term debt	127	-	-	127
Intercompany payable	466	-	(466)	-
Other	19	1	-	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	-	-	3,363
Other long-term liabilities	85	11	-	96
Total stockholders' deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders' deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$-	$319
Merchandise inventories	571	255	-	826
Intercompany receivables	-	348	(348)	-
Other	109	17	-	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	-	301
Goodwill, net	95	-	-	95
Investment in subsidiaries	295	-	(295)	-
Other assets	112	1	-	113
Total assets	$1,725	$698	$(643)	$1,780

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$7	$266	$-	$273
Accrued liabilities and other	262	122	-	384
Current portion of long-term debt	1	-	-	1
Intercompany payable	348	-	(348)	-
Other	24	3	-	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	-	-	3,667
Other long-term liabilities	70	12	-	82
Total stockholders' deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders' deficit	$1,725	$698	$(643)	$1,780

Schedule of Supplemental Condensed Consolidating Statement of Comprehensive Income

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$883	$685	$(554)	$1,014
Cost of sales and occupancy expense	574	591	(554)	611
Gross profit	309	94	—	403
Selling, general, and administrative expense	240	38	—	278
Related party expenses	3	—	—	3
Store pre-opening costs	2	1	—	3
Operating income	64	55	—	119
Interest expense	60	—	—	60
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	—	—	—	—
Intercompany charges (income)	21	(21)	—	—
Equity in earnings of subsidiaries	76	—	(76)	—
Income before income taxes	56	76	(76)	56
Provision for income taxes	20	27	(27)	20
Net income	36	49	(49)	36
Comprehensive income	$36	$49	$(49)	$36

	Quarter Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$873	$635	$(512)	$996
Cost of sales and occupancy expense	561	545	(512)	594
Gross profit	312	90	—	402
Selling, general, and administrative expense	243	36	—	279
Related party expenses	3	—	—	3
Store pre-opening costs	1	1	—	2
Operating income	65	53	—	118
Interest expense	62	—	—	62
Loss on early extinguishment of debt	1	—	—	1
Other (income) and expense, net	1	3	—	4
Intercompany charges (income)	19	(19)	—	—
Equity in earnings of subsidiaries	69	—	(69)	—
Income before income taxes	51	69	(69)	51
Provision for income taxes	19	26	(26)	19
Net income	32	43	(43)	32

Other comprehensive income, net of tax:
Foreign currency translation adjustment	(1)	—	—	(1)
Comprehensive income	$31	$43	$(43)	$31

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,520	$1,756	$(1,392)	$2,884
Cost of sales and occupancy expense	1,624	1,498	(1,392)	1,730
Gross profit	896	258	—	1,154
Selling, general, and administrative expense	684	106	—	790
Related party expenses	10	—	—	10
Store pre-opening costs	4	1	—	5
Operating income	198	151	—	349
Interest expense	187	—	—	187
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	(1)	—	—	(1)
Intercompany charges (income)	53	(53)	—	—
Equity in earnings of subsidiaries	204	—	(204)	—
Income before income taxes	160	204	(204)	160
Provision for income taxes	58	74	(74)	58
Net income	102	130	(130)	102
Comprehensive income	$102	$130	$(130)	$102

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,454	$1,654	$(1,302)	$2,806
Cost of sales and occupancy expense	1,595	1,390	(1,302)	1,683
Gross profit	859	264	—	1,123
Selling, general, and administrative expense	673	101	—	774
Related party expenses	10	—	—	10
Store pre-opening costs	3	1	—	4
Operating income	173	162	—	335
Interest expense	188	—	—	188
Loss on early extinguishment of debt	16	—	—	16
Other (income) and expense, net	4	—	—	4
Intercompany charges (income)	52	(52)	—	—
Equity in earnings of subsidiaries	214	—	(214)	—
Income before income taxes	127	214	(214)	127
Provision for income taxes	48	80	(80)	48
Net income	79	134	(134)	79
Comprehensive income	$79	$134	$(134)	$79

Schedule of Supplemental Condensed Consolidating Statement of Cash Flows

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413

Investing activities:
Cash paid for property and equipment	(88)	(21)	-	(109)
Net cash used in investing activities	(88)	(21)	-	(109)

Financing activities:
Net repayments of long-term debt	(227)	-	-	(227)
Intercompany dividends	-	(215)	215	-
Other financing activities	(25)	-	-	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)

Increase in cash and equivalents	54	(2)	-	52
Beginning cash and equivalents	309	10	-	319
Ending cash and equivalents	$363	$8	$-	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438

Investing Activities:
Cost of business acquisition	(2)	-	-	(2)
Cash paid for property and equipment	(69)	(12)	-	(81)
Net cash used in investing activities	(71)	(12)	-	(83)

Financing Activities:
Net repayments of long-term debt	(225)	-	-	(225)
Intercompany dividends	-	(289)	289	-
Other financing activities	(28)	-	-	(28)
Net cash used in financing activities	(253)	(289)	289	(253)

Increase in cash and equivalents	102	-	-	102
Beginning cash and equivalents	207	10	-	217
Ending cash and equivalents	$309	$10	$-	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405

Investing activities:
Cash paid for property and equipment	(38)	(5)	-	(43)
Net cash used in investing activities	(38)	(5)	-	(43)

Financing activities:
Net borrowings of long-term debt	(171)	-	-	(171)
Intercompany dividends	-	(517)	517	-
Other financing activities	(7)	-	-	(7)
Net cash used in financing activities	(178)	(517)	517	(178)

Increase in cash and equivalents	181	3	-	184
Beginning cash and equivalents	26	7	-	33
Ending cash and cash equivalents	$207	$10	$-	$217